Note 10 - Grants and Collaboration Revenue (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Including Assessed Tax	$ 715,977	$ 364,232	$ 1,175,896	$ 963,203
Unused Grant Funds	606,944		1,605,505
NIH Grants [Member]
Revenue from Contract with Customer, Including Assessed Tax	654,021	354,319	983,682	934,575
Research Agreements [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 61,956	$ 9,913	$ 192,214	$ 28,628